Condensed consolidated statements of cash flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 588	$ 530
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	161	160
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	38	42
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	385	328
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	1
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 3	$ (1)